Equity - Summary of Other Reserves Within Equity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	$ (2,375,672,564)	$ (997,330,548)	$ (1,035,092,978)
Other reserves, Changes	(29,836,571)	(1,378,342,016)	37,762,430
Other reserves, Ending balance	(2,405,509,135)	(2,375,672,564)	(997,330,548)
Reserve for Exchange Differences in Translation
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	101,654,836	6,976,383	9,222,933
Other reserves, Changes	64,461,733	94,678,453	(2,246,550)
Other reserves, Ending balance	166,116,569	101,654,836	6,976,383
Reserve for Cash Flow Hedges
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(191,870,545)	(32,849,736)	(76,218,470)
Other reserves, Changes	(99,135,975)	(159,020,809)	43,368,734
Other reserves, Ending balance	(291,006,520)	(191,870,545)	(32,849,736)
Available-for-sale Financial Assets [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		11,284	9,955
Other reserves, Changes			1,329
Other reserves, Ending balance			11,284
Financial assets at fair value with changes in other Comprehensive Income [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	11,041	11,284
Other reserves, Changes	(2,657)	(243)
Other reserves, Ending balance	8,384	11,041	11,284
Other Comprehensive Income from Non-current Assets Held for Sale [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance			1,632,724
Other reserves, Changes			(1,632,724)
Other Miscellaneous Reserves
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(2,285,467,896)	(971,468,479)	(969,740,120)
Other reserves, Changes	4,840,328	(1,313,999,417)	(1,728,359)
Other reserves, Ending balance	$ (2,280,627,568)	$ (2,285,467,896)	$ (971,468,479)